SUBSEQUENT EVENTS (Details) - Restricted stock units - $ / shares		12 Months Ended
	Feb. 22, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Grants in period (in shares)		7,105,478
Grants in period, weighted average grant date fair value (in dollars per share)		$ 12.23
Subsequent Event
Subsequent Event [Line Items]
Grants in period (in shares)	7,900,000
Grants in period, weighted average grant date fair value (in dollars per share)	$ 5.09
Vesting period	3 years